Note 13 - Impairment Losses (Details)	12 Months Ended
Dec. 31, 2018 ARS ($)
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Accumulated Loss Allowances Opening Balance Under IFRS 9 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	$ 1,548,172,000
Loss Allowances on Loan Commitments and Financial Guarantees	498,809,000
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Transfers from Stage 1 to Stage 2 Not Credit Impaired Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(83,999,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(14,581,000)
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Transfers from Stage 2 Not Credit Impaired to Stage 1 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	36,635,000
Loss Allowances on Loan Commitments and Financial Guarantees	5,130,000
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Transfers from Stage 1 or 2 to Stage 3 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(23,074,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(501,000)
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Transfers from Stage 3 to Stage 1 or 2 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	643,000
Loss Allowances on Loan Commitments and Financial Guarantees	38,000
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Changes Without Transfers Between Stages Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	57,196,000
Loss Allowances on Loan Commitments and Financial Guarantees	(139,174,000)
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | New Financial Assets Originated Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	1,214,697,000
Loss Allowances on Loan Commitments and Financial Guarantees	158,104,000
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Repayments Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(493,504,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(76,578,000)
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Write Offs Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(18,818,000)
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Foreign Exchange Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	156,689,000
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Loss of Control of Subsidiary VWFS Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(53,033,000)
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Inflation Adjustment Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(638,588,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(150,286,000)
Not Credit Impaired Member | Stage 1 Member | Loss Allowances Member | Accumulated Loss Allowances Closing Balance Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	1,703,016,000
Loss Allowances on Loan Commitments and Financial Guarantees	280,961,000
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Accumulated Loss Allowances Opening Balance Under IFRS 9 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	642,513,000
Loss Allowances on Loan Commitments and Financial Guarantees	113,409,000
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Transfers from Stage 1 to Stage 2 Not Credit Impaired Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	490,136,000
Loss Allowances on Loan Commitments and Financial Guarantees	40,188,000
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Transfers from Stage 2 Not Credit Impaired to Stage 1 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(157,841,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(34,466,000)
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Transfers from Stage 1 or 2 to Stage 3 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(37,473,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(425,000)
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Transfers from Stage 3 to Stage 1 or 2 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	2,202,000
Loss Allowances on Loan Commitments and Financial Guarantees	23,000
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Changes Without Transfers Between Stages Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(16,704,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(11,962,000)
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | New Financial Assets Originated Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	273,530,000
Loss Allowances on Loan Commitments and Financial Guarantees	24,481,000
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Repayments Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(95,408,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(32,071,000)
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Write Offs Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(64,713,000)
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Foreign Exchange Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	6,339,000
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Loss of Control of Subsidiary VWFS Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(7,815,000)
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Inflation Adjustment Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(268,731,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(34,074,000)
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Collectively Assessed Member | Accumulated Loss Allowances Closing Balance Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	766,035,000
Loss Allowances on Loan Commitments and Financial Guarantees	65,103,000
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Accumulated Loss Allowances Opening Balance Under IFRS 9 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	52,397,000
Loss Allowances on Loan Commitments and Financial Guarantees	31,000
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Transfers from Stage 1 to Stage 2 Not Credit Impaired Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	8,492,000
Loss Allowances on Loan Commitments and Financial Guarantees	173,000
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Transfers from Stage 2 Not Credit Impaired to Stage 1 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Loss Allowances on Loan Commitments and Financial Guarantees	0
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Transfers from Stage 1 or 2 to Stage 3 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(9,147,000)
Loss Allowances on Loan Commitments and Financial Guarantees	0
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Transfers from Stage 3 to Stage 1 or 2 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Loss Allowances on Loan Commitments and Financial Guarantees	0
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Changes Without Transfers Between Stages Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	3,372,000
Loss Allowances on Loan Commitments and Financial Guarantees	(25,000)
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | New Financial Assets Originated Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	75,336,000
Loss Allowances on Loan Commitments and Financial Guarantees	16,000
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Repayments Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(21,000)
Loss Allowances on Loan Commitments and Financial Guarantees	0
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Write Offs Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Foreign Exchange Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Loss of Control of Subsidiary VWFS Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Inflation Adjustment Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(37,698,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(40,000)
Not Credit Impaired Member | Stage 2 Member | Loss Allowances - Individually Assesed Member | Accumulated Loss Allowances Closing Balance Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	92,731,000
Loss Allowances on Loan Commitments and Financial Guarantees	155,000
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Accumulated Loss Allowances Opening Balance Under IFRS 9 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	855,848,000
Loss Allowances on Loan Commitments and Financial Guarantees	6,957,000
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Transfers from Stage 1 to Stage 2 Not Credit Impaired Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Loss Allowances on Loan Commitments and Financial Guarantees	0
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Transfers from Stage 2 Not Credit Impaired to Stage 1 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Loss Allowances on Loan Commitments and Financial Guarantees	0
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Transfers from Stage 1 or 2 to Stage 3 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	879,782,000
Loss Allowances on Loan Commitments and Financial Guarantees	9,965,000
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Transfers from Stage 3 to Stage 1 or 2 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(59,016,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(1,135,000)
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Changes Without Transfers Between Stages Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	1,029,499,000
Loss Allowances on Loan Commitments and Financial Guarantees	872,000
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | New Financial Assets Originated Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	641,668,000
Loss Allowances on Loan Commitments and Financial Guarantees	1,278,000
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Repayments Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(128,738,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(3,097,000)
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Write Offs Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(1,426,230,000)
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Foreign Exchange Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	13,835,000
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Loss of Control of Subsidiary VWFS Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(11,150,000)
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Inflation Adjustment Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(442,117,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(3,644,000)
Credit Impaired Member | Stage 3 Member | Loss Allowances - Collectively Assessed Member | Accumulated Loss Allowances Closing Balance Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	1,353,381,000
Loss Allowances on Loan Commitments and Financial Guarantees	11,196,000
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Accumulated Loss Allowances Opening Balance Under IFRS 9 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	85,161,000
Loss Allowances on Loan Commitments and Financial Guarantees	41,000
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Transfers from Stage 1 to Stage 2 Not Credit Impaired Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Loss Allowances on Loan Commitments and Financial Guarantees	0
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Transfers from Stage 2 Not Credit Impaired to Stage 1 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Loss Allowances on Loan Commitments and Financial Guarantees	0
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Transfers from Stage 1 or 2 to Stage 3 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	482,730,000
Loss Allowances on Loan Commitments and Financial Guarantees	924,000
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Transfers from Stage 3 to Stage 1 or 2 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Loss Allowances on Loan Commitments and Financial Guarantees	0
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Changes Without Transfers Between Stages Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(31,846,000)
Loss Allowances on Loan Commitments and Financial Guarantees	0
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | New Financial Assets Originated Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	222,987,000
Loss Allowances on Loan Commitments and Financial Guarantees	187,000
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Repayments Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(16,048,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(34,000)
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Write Offs Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Foreign Exchange Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Loss of Control of Subsidiary VWFS Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	0
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Inflation Adjustment Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(147,034,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(204,000)
Credit Impaired Member | Stage 3 Member | Loss Allowances - Individually Assesed Member | Accumulated Loss Allowances Closing Balance Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	595,950,000
Loss Allowances on Loan Commitments and Financial Guarantees	914,000
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Accumulated Loss Allowances Opening Balance Under IFRS 9 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	3,184,091,000
Loss Allowances on Loan Commitments and Financial Guarantees	619,247,000
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Transfers from Stage 1 to Stage 2 Not Credit Impaired Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	414,629,000
Loss Allowances on Loan Commitments and Financial Guarantees	25,780,000
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Transfers from Stage 2 Not Credit Impaired to Stage 1 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(121,206,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(29,336,000)
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Transfers from Stage 1 or 2 to Stage 3 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	1,292,818,000
Loss Allowances on Loan Commitments and Financial Guarantees	9,963,000
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Transfers from Stage 3 to Stage 1 or 2 Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(56,171,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(1,074,000)
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Changes Without Transfers Between Stages Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	1,041,517,000
Loss Allowances on Loan Commitments and Financial Guarantees	(150,289,000)
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | New Financial Assets Originated Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	2,428,218,000
Loss Allowances on Loan Commitments and Financial Guarantees	184,066,000
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Repayments Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(733,719,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(111,780,000)
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Write Offs Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(1,509,761,000)
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Foreign Exchange Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	176,863,000
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Loss of Control of Subsidiary VWFS Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(71,998,000)
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Inflation Adjustment Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	(1,534,168,000)
Loss Allowances on Loan Commitments and Financial Guarantees	(188,248,000)
Total Credit Impaired Member | Total Stage Member | Loss Allowances Member | Accumulated Loss Allowances Closing Balance Member
Impairment Losses LineItems
Loss Allowances on Financial Assets at Amortised Cost and at Fair Value Through Other Comprehensive Income	4,511,113,000
Loss Allowances on Loan Commitments and Financial Guarantees	$ 358,329,000